BALANCE SHEET COMPONENTS - Accrued Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Jan. 01, 2023
Related Party Transaction [Line Items]
Employee compensation and employee benefits		$ 23,165	$ 25,885
Short-term warranty reserves		3,333	7,082
Restructuring reserve (Note 8)		25,429	563
Accrued interest payable		12,151	13,577
Other payables to SunPower (Note 3)		2,198	7,769
VAT payables		3,108	8,418
Derivative financial instruments (Note 12)		2,456	5,318
Legal accruals		8,489	7,903
Taxes payable		4,572	13,575
Payable to factor agencies		504	1,172
Refund liabilities to TotalEnergies, current portion (Note 3)		10,127	7,382
Repurchase obligation		0	30,508
Short-term security deposit payable		1,990	0
Liquidated damage provision		8,361	0
Provision for loss on firm purchase commitment		2,644	1,041
Other		4,929	4,964
Accrued liabilities	[1]	$ 113,456	$ 135,157

[1]	We have related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).